Foreign Exchange Gain (Tables)	12 Months Ended
Dec. 31, 2017
Effect Of Changes In Foreign Exchange Rates [Abstract]
Schedule of Foreign Exchange Gain (Loss)

($ millions)	2017	2016
Realized gain (loss)
CCS - US dollar long-term debt maturities and interest payments	(39.3)	57.7
US dollar long-term debt maturities	54.6	(52.4)
Other	(0.6)	(2.5)
Unrealized gain (loss)
Translation of US dollar long-term debt	201.2	128.0
Other	(0.2)	0.5
Foreign exchange gain	215.7	131.3